Employee expenses (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of Employee expenses

		Year Ended December 31,
(in KUSD)	Note	2020	2019	2018
Wages, salaries and other costs		44,058	24,061	19,245
Social security costs		7,292	3,871	3,452
Share-based compensation expense	22	42,928	1,117	469
Defined benefit plan costs	20	966	462	535
Defined contribution plan costs		727	540	481
Employee expenses		95,971	30,051	24,182